SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
The following table contains additional information for the periods reported (in thousands):

	Nine months ended September 30,
	2014	2013
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	$962	$999
Derivative liability reclassified to equity upon exercise of warrants	–	80

The following table contains additional information for the periods reported (in thousands).

	Year Ended December 31,
	2013	2012
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	$999	$674
Derivative liability reclassified to equity upon exercise of warrants	80	608